UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment                 [_]; Amendment Number:
This amendment (Check only one):        [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Tiger Global Management, LLC
Address:  101 Park Avenue, 48th Floor
          New York, NY 10178

13 File Number: 28-10100

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Charles P. Coleman III
Title:     Managing Member
Phone:     212-984-2500


Signature, Place and Date of Signing:

/s/ Charles P. Coleman III       New York, New York             May 15, 2007
---------------------------    ----------------------      ---------------------
     [Signature]                   [City, State]                  [Date]

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[_]  13F NOTICE.

[_]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           46

Form 13F Information Table Value Total:   $2,113,252
                                         (in thousands)


                                                     FORM 13F INFORMATION TABLE

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
         NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
AMERICAN TOWER CORP            CL A             029912201   255902  6570000 SH       SOLE     NONE       6570000
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105   273837  5730000 SH       SOLE     NONE       5730000
AMERICAN SCIENCE & ENGR INC    COM              029429107    20541   390000 SH       SOLE     NONE        390000
BAIDU COM INC                  SPON ADR REP A   056752108    91497   947662 SH       SOLE     NONE        947662
CAL MAINE FOODS INC            COM NEW          128030202    13450  1000000 SH       SOLE     NONE       1000000
CELLCOM ISRAEL LTD             SHS              M2196U109      204    11200 SH       SOLE     NONE         11200
COMCAST CORP NEW               CL A SPL         20030N200   111177  4364999 SH       SOLE     NONE       4364999
CREE INC                       COM              225447101    13580   825000 SH       SOLE     NONE        825000
CROCS INC                      COM              227046109    33075   700000 SH       SOLE     NONE        700000
DIVX INC                       COM              255413106    17335   865000 SH       SOLE     NONE        865000
ECOLLEGE COM                   COM              27887E100    36049  2008306 SH       SOLE     NONE       2008306
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107      811    20000 SH       SOLE     NONE         20000
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109    97683  1245000 SH       SOLE     NONE       1245000
FORCE PROTECTION INC           COM NEW          345203202    24956  1330300 SH       SOLE     NONE       1330300
FUEL SYS SOLUTIONS INC         COM              35952W103    12964   700000 SH       SOLE     NONE        700000
GOOGLE INC                     CL A             38259P508   157942   344732 SH       SOLE     NONE        344732
GLOBALSTAR INC                 COM              378973408     4611   435000 SH       SOLE     NONE        435000
HORIZON LINES INC              COM              44044K101    40201  1224900 SH       SOLE     NONE       1224900
HOUSTON WIRE & CABLE CO        COM              44244K109    27600   985000 SH       SOLE     NONE        985000
INPHONIC INC                   COM              45772G105    13189  1210000 SH       SOLE     NONE       1210000
LAMSON & SESSIONS CO           COM              513696104    12506   450000 SH       SOLE     NONE        450000
LA Z BOY INC                   COM              505336107    15042  1215000 SH       SOLE     NONE       1215000
MEDIVATION INC                 COM              58501N101    18860  1000000 SH       SOLE     NONE       1000000
MARTIN MARIETTA MATLS INC      COM              573284106    98466   728300 SH       SOLE     NONE        728300
NIKE INC                       CL B             654106103    73319   690000 SH       SOLE     NONE        690000
NUTRI SYS INC NEW              COM              67069D108    44050   840483 SH       SOLE     NONE        840483
ORBCOMM INC                    COM              68555P100    19763  1550000 SH       SOLE     NONE       1550000
PARLUX FRAGRANCES INC          COM              701645103     4816   863116 SH       SOLE     NONE        863116
PROVIDENCE SVC CORP            COM              743815102    13402   565000 SH       SOLE     NONE        565000
PREMIER EXIBITIONS INC         COM              74051E102    15405  1300000 SH       SOLE     NONE       1300000
QUALCOMM INC                   COM              747525103    33701   790000 SH       SOLE     NONE        790000
BANKRATE INC                   COM              06646V108    26430   750000 SH       SOLE     NONE        750000
REDIFF COM INDIA LTD           SPONSORED ADR    757479100    16670  1000000 SH       SOLE     NONE       1000000
SBA COMMUNICATIONS CORP        COM              78388J106    95742  3240000 SH       SOLE     NONE       3240000
SHUTTERFLY INC                 COM              82568P304    17644  1100000 SH       SOLE     NONE       1100000
SINA CORP                      ORD              G81477104    67945  2021575 SH       SOLE     NONE       2021575
SIERRA WIRELESS INC            COM              826516106    18828  1200000 SH       SOLE     NONE       1200000
SYSTEMAX INC                   COM              871851101    20509  1095000 SH       SOLE     NONE       1095000
TELKONET INC                   COM              879604106     2252   837100 SH       SOLE     NONE        837100
TECHNICAL OLYMPIC USA INC      COM              878483106    11172  2800000 SH       SOLE     NONE       2800000
TEMPUR PEDIC INTL INC          COM              88023U101     4258   163836 SH       SOLE     NONE        163836
TRANSACTION SYS ARCHITECTS     COM              893416107     6716   207345 SH       SOLE     NONE        207345
UNITEDHEALTH GROUP INC         COM              91324P102   110919  2094000 SH       SOLE     NONE       2094000
UTSTARCOM INC                  COM              918076100    47440  5722500 SH       SOLE     NONE       5722500
WNS HOLDINGS LTD               SPON ADR         92932M101    67308  2309816 SH       SOLE     NONE       2309816
ZIX CORP                       COM              98974P100     3485  1925350 SH       SOLE     NONE       1925350

